Stockholders Deficit (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 13, 2020	Jan. 10, 2011	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Common Stock, shares issued	668,449,198		1,035,000		1,035,000		38,116,450	5,905,388
Intrinsic value of warrants					$ 2,657,000		$ 53,000
Warrant exercise upon exchange of common stock					12,349,726
Fair value of common stock issued for services, Value					$ 6,569,000
Fair value of shares issued	$ 2,315,000
Proceed from exercise of warrant grant					13,333,333
warrant shares granted to financing entity					90,908
Fair value of common stock issued for services, Shares					45,150,500
Fair value of common stock			$ 36,000		$ 36,000
Common stock, aggregate shares issued during period					137,177,418
Fair value of convertible note issued					$ 0	$ 689,000	803,000	$ 985,000
Note issued							152,000	$ 316,000
Debt instrument, debt discount							$ 1,727,000
Warrants issued to purchase common shares					638,000		638,000
Common stock shares issued during the period, amount							$ 1,525,000
Common stock shares issued during the period, shares							38,116,450
Net proceeds from common stock							$ 1,525,000
Preferred stock, shares authorized			10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, par value			$ 0.10		$ 0.10		$ 0.10	$ 0.10
Preferred stock value			$ 0		$ 0		$ 0	$ 0
Preferred stock, shares outstanding			0		0		0	0
Common stock issued for services, amount			$ 9,000	$ 0	$ 66,000	$ 20,000
Common stock shares authorized			4,000,000,000		4,000,000,000		4,000,000,000	4,000,000,000
Series A Preferred Stock [Member]
Preferred stock, shares designated		100
Preferred stock value		$ 329,000
Aggregate amount		$ 987,000
Series B Preferred Stock [Member]
Preferred stock, shares designated		100,000,000
Preferred stock, description		such liquidation rights to be paid from the assets of the Company not delegated to parties with greater priority at $1.00 per share or, in the event an aggregate subscription by a single subscriber of the Series B Preferred Stock is greater than $100,000,000, $0.997 per share.
Initial price of preferred stock		$ 2.50
Preferred stock, shares outstanding							36,667	36,667
January and July 2020 [Member] | Convertible Notes Payable One [Member]
Fair value of convertible note issued							$ 100,000
Note issued							$ 60,000
Maturity period							5 years
Debt instrument, debt discount							$ 118,000
Warrants issued to purchase common shares							27,304,901
Conversion price							$ 0.0045
Exercise price							$ 0.75
January 2021 [Member]
Common stock shares issued during the period, amount					$ 66,000
Common stock shares issued during the period, shares					881,550
Sale of common stock shares					119,666,450
Common stock shares issued upon debt settlement amount					$ 88,000
Common stock shares issued upon conversion of debt					16,168,589
Common stock shares issued upon debt settlement					460,829
Net proceeds from common stock					$ 5,368,000
October, 21 2010 [Member]
Preferred stock, shares authorized							10,000,000
Preferred stock, par value							$ 0.10
Additional shares of preferred stock authorized							10,000,000
November 2020 [Member]
Common stock, aggregate shares issued during period							718,337,380
Sale of common stock shares							436,337,203
Common stock shares issued upon conversion of debt							233,748,884	1,157,829
Common stock shares issued upon debt settlement							35,967,234
Net proceeds from common stock							$ 976,000
Common stock issued for services, shares							6,378,671	60
Common stock issued for services, amount							$ 39,000
Common stock shares authorized							4,000,000,000